Borrowings - Summary of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (2,464,027)	$ (2,759,717)
Current portion	(407,274)	(362,079)
Long-term portion	$ 2,056,753	$ 2,397,638	[1]	$ 2,407,649
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	3 years 8 months 26 days	4 years 3 months 29 days
Weighted average rate	4.52%	4.22%
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (566,800)	$ (798,000)
Revolving Credit Facilities | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	2 years 4 months 2 days	3 years 25 days
Weighted average rate	2.70%	2.81%
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (1,900,000)	$ (2,100,000)
Term Loans | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	4 years 9 months 7 days	5 years 6 months 3 days
Weighted average rate	2.71%	2.69%
Bond repayments | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	2 years 4 months 24 days	2 years 6 months 25 days
Weighted average rate	8.10%	7.53%
Non-Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (156,900)	$ (168,700)
Non-Public bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average term	4 years 1 month 20 days	5 years 14 days
Weighted average rate	6.18%	6.13%
Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (2,496,269)	$ (2,799,666)
Gross Carrying Amount | Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	(308,887)	(439,600)
Gross Carrying Amount | Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	(1,282,848)	(1,426,370)
Gross Carrying Amount | Bond repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	(725,072)	(726,826)
Gross Carrying Amount | Non-Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	(179,462)	(206,870)
Deferred Financing Costs And Other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (32,242)	$ (39,949)

[1]	See Note 2i for further details.